RELATED PARTY TRANSACTIONS AND BALANCE (Details Textual)	1 Months Ended			12 Months Ended
	Dec. 18, 2015 USD ($)	Dec. 18, 2015 CNY (¥)	Mar. 27, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 02, 2015 USD ($)	Dec. 02, 2015 CNY (¥)	Mar. 27, 2015 CNY (¥)
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net, Total				$ 2,249,185	$ 2,694,167
Notes Payable, Related Parties, Current				2,175,892	0
Repayments of Related Party Debt				1,603,590	0	$ 0
HuNan Zhong Yi High-tech Development Co, LTD [Member]
Related Party Transaction [Line Items]
Advances on Inventory Purchases				875,044	1,498,627	$ 0
Ping Chen [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current			$ 660,679				$ 3,207,180	¥ 20,000,000	¥ 4,120,000
Debt Instrument, Interest Rate, Effective Percentage			6.96%						6.96%
Debt Instrument Renewed Maturity Date			Mar. 27, 2017
Debt Instrument, Maturity Date			Mar. 27, 2016
Repayments of Related Party Debt	$ 1,603,590	¥ 10,000,000
Sleep respiratory system [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions					1,142,845
Medical Air Compressor [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net, Total				$ 565,208
Telemedicine Management System Software [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions					$ 325,400